Losses Per Share (Details) - Schedule of basic and diluted losses per share (“EPS”) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Numerator
Net loss	$ (142,191)	$ (7,437)
Denominator
Denominator for basic EPS – weighted-average shares	11,970,550	7,978,512
Effect of dilutive securities
Denominator for diluted EPS – weighted-average shares	11,970,550	7,978,512
EPS – Basic and Diluted	$ (11.88)	$ (0.93)